Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2020	2019
Work in progress	$391	$422
Finished goods’	871	466
Total inventory	$1,262	$888